Schedule of Related Parties Balances and Transactions (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Options granted to purchase common stock			1,715,500	2,467,000
Two Directors [Member]
Payment for services			$ 170	$ 161
Liabilities recorded amount			82
Payments for rent and office services			80
One Shareholder [Member]
Payment for services			5	150
Non-Employee Directors [Member]
Payment for services			32	36
Four Officers [Member]
Salary related expenses paid			$ 252	$ 439
Officers and Director [Member] | 2020 Incentive Stock Plan [Member]
Options granted to purchase common stock			1,715,500
Officers and Shareholder and his Relative [Member] | 2020 Incentive Stock Plan [Member]
Options granted to purchase common stock				1,636,000